Average Annual Total Returns{- Fidelity SAI Inflation-Focused Fund} - 07.31 Fidelity SAI Inflation-Focused Fund PRO-04 - Fidelity SAI Inflation-Focused Fund	Fidelity SAI Inflation-Focused Fund Return Before Taxes Past 1 year	Fidelity SAI Inflation-Focused Fund Return Before Taxes Since Inception		Fidelity SAI Inflation-Focused Fund After Taxes on Distributions Past 1 year	Fidelity SAI Inflation-Focused Fund After Taxes on Distributions Since Inception		Fidelity SAI Inflation-Focused Fund After Taxes on Distributions and Sales Past 1 year	Fidelity SAI Inflation-Focused Fund After Taxes on Distributions and Sales Since Inception		DJ010 Past 1 year	DJ010 Since Inception
Total	1.46%	4.48%	[1]	0.12%	3.35%	[1]	0.81%	2.92%	[1]	(3.12%)	0.80%	[1]

[1]	(a)From December 20, 2018